Leases (Details) - Schedule of maturities of operating lease liabilities - DocGo Inc. and Subsidiaries [Member]	Dec. 31, 2021 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2022	$ 1,676,108
2023	1,223,423
2024	816,775
2025	828,396
2026	424,851
2027 and thereafter
Total future minimum lease payments	4,969,553
Less effects of discounting	(527,272)
Present value of future minimum lease payments	4,442,281
Finance Leases [Member]
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2022	3,793,669
2023	3,031,143
2024	1,725,470
2025	1,733,910
2026	1,073,180
2027 and thereafter
Total future minimum lease payments	11,357,372
Less effects of discounting	(1,217,962)
Present value of future minimum lease payments	$ 10,139,410